Unaudited consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 36,179,042	$ 52,550,587
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	8,235,069	8,690,061
Amortization of deferred finance charges	0	474,039
Non – cash lease expense	35,086	31,349
Share based compensation	1,895,372	1,091,189
Impairment loss	0	8,996,023
Net loss on sale of vessel	1,589,702	0
Unrealized foreign exchange loss on time deposits	773,620	0
Changes in operating assets and liabilities:
Trade and other receivables	(5,039,734)	(3,360,823)
Other current assets	(335,060)	(136,130)
Inventories	(1,415,296)	(2,062,365)
Changes in operating lease liabilities	(35,086)	(31,349)
Advances and prepayments	(442,887)	(373,262)
Due from related parties	(1,516,435)	(42,042)
Trade accounts payable	(1,861,518)	500,001
Due to related parties	929,416	(2,709,982)
Accrued liabilities	199,764	1,020,949
Deferred income	489,065	(801,066)
Dividend income from related party	(379,167)	(20,833)
Net cash provided by operating activities	39,300,953	63,816,346
Cash flows from investing activities:
Dividends income received	381,250	0
Proceeds from sale of vessel, net	41,153,578	0
Acquisition and improvement of vessels	(72,856,860)	(26,284,405)
Increase in bank time deposits	(91,715,140)	(61,912,900)
Maturity of bank time deposits	63,029,230	68,000,000
Net cash used in investing activities	(60,007,942)	(20,197,305)
Cash flows from financing activities:
Proceeds from equity offerings	0	12,095,253
Proceeds from warrants exercise	1,800,000	0
Stock issuance costs	0	(198,587)
Stock repurchase	(2,504,498)	0
Dividends paid on preferred shares	(777,193)	(870,494)
Loan repayments	0	(70,438,500)
Cash retained by C3is Inc. at spin-off	0	(5,000,000)
Net cash used in financing activities	(1,481,691)	(64,412,328)
Net decrease in cash and cash equivalents	(22,188,680)	(20,793,287)
Cash and cash equivalents at the beginning of the period	91,927,512	57,506,919
Cash and cash equivalents at the end of the period	69,738,832	36,713,632
Cash breakdown
Cash and cash equivalents	69,738,832	36,713,632
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	69,738,832	36,713,632
Supplemental cash flow information:
Interest paid	0	1,735,054
Non cash investing activity – Vessels' improvements included in liabilities	11,981	322,527
Non cash investing activity – Dividend income from related party included in Investment in related party	160,417	0
Non cash financing activity – Dividend on Preferred Series C included in Balances with related parties	0	185,000
Non cash financing activity – Dividend on preferred series A included in payables to related parties	93,299	0
Distribution of net assets of C3is Inc. to shareholders and warrantholders	$ 0	$ 20,957,952